Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Calculation Of Basic And Diluted Net Loss Per Share Abstract
Weighted average shares diluted net loss per share	66,491,000	63,471	54,918
Net loss per share diluted	$ (0.44)	$ (0.98)	$ (8.08)